Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Sales and others	₩ 3,580,817	₩ 3,519,841	₩ 4,205,596
Dividend income	8,239	7,502	5,272
Purchase of raw material and others	365,466	424,816	555,463
Acquisition of property, plant and equipment	256,140	1,100,734	1,694,360
Outsourcing fees	74,070	73,323	71,403
Other costs	244,787	299,759	265,568
Trade accounts and notes receivable and others	484,230	597,120
Trade accounts and notes payable and others	230,760	291,357
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	22	2,639	1,112
Dividend income	8,239	7,502	5,272
Purchase of raw material and others	320,415	357,246	371,130
Acquisition of property, plant and equipment	22,603	147,896	201,303
Outsourcing fees	74,070	73,323	71,403
Other costs	7,799	9,577	9,747
Trade accounts and notes payable and others	108,572	93,267
Associates [Member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		180	30
Purchase of raw material and others		1,024	1,608
Acquisition of property, plant and equipment		45,580	58,111
Other costs		297	896
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	22	2,639
Dividend income	200	265	530
Purchase of raw material and others	80
Outsourcing fees	74,070	73,323	71,403
Other costs	1,112	891	905
Trade accounts and notes payable and others	2,714	1,029
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	7,739	6,057	4,172
Purchase of raw material and others	299,737	342,958	364,183
Other costs	2,862	4,416	4,411
Trade accounts and notes payable and others	84,095	62,853
Associates [Member] | WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	13,857	6,441	58
Other costs	35	5	144
Trade accounts and notes payable and others	3,637	1,888
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	300	1,000
Purchase of raw material and others	6,648	6,764	5,281
Acquisition of property, plant and equipment	22,603	102,316	143,192
Other costs	3,790	3,655	3,391
Trade accounts and notes payable and others	18,126	27,489
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	93	59
Other costs	0	313
Trade accounts and notes payable and others		8
Associates [Member] | LB Gemini new growth fund no.16 [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			1,112
Dividend income			540
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	647,329	947,409	1,215,153
Purchase of raw material and others	19,810	13,240	36,522
Acquisition of property, plant and equipment	233,504	815,629	1,041,563
Other costs	141,191	153,212	127,775
Trade accounts and notes receivable and others	94,193	209,939
Trade accounts and notes payable and others	88,629	157,713
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	2,933,466	2,569,793	2,989,331
Purchase of raw material and others	25,241	54,330	147,811
Acquisition of property, plant and equipment	33	137,209	451,494
Other costs	95,797	136,970	128,046
Trade accounts and notes receivable and others	390,037	387,181
Trade accounts and notes payable and others	33,559	40,377
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	53,441	87,116	71,798
Other costs	173	194	103
Trade accounts and notes receivable and others	3,697	6,113
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	332,977	277,743	173,051
Acquisition of property, plant and equipment	0	3,019	4,541
Other costs	1,138	924	166
Trade accounts and notes receivable and others	36,417	47,740
Trade accounts and notes payable and others	16	75
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	439,674	297,033	223,524
Acquisition of property, plant and equipment	0	31	424
Other costs	1,333	486	1,528
Trade accounts and notes receivable and others	88,075	55,343
Trade accounts and notes payable and others	83	49
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	95,465	100,894	106,631
Other costs	303	1,972	2,673
Trade accounts and notes receivable and others	10,295	17,600
Trade accounts and notes payable and others		83
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	111,710	145,546	192,775
Other costs	230	289	350
Trade accounts and notes receivable and others	7,481	14,805
Trade accounts and notes payable and others	14	26
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	5,321	7,572	29,267
Purchase of raw material and others	25,012	53,886	147,453
Other costs	76,530	79,162	39,136
Trade accounts and notes receivable and others	227	267
Trade accounts and notes payable and others	31,309	36,426
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Qingdao LG Inspur Digital Communication Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	7,298	22,563	37,738
Trade accounts and notes receivable and others		7,221
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Inspur LG Digital Mobile Communications Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		41,858	131,970
Other costs			1
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	729,135	618,715	740,784
Other costs	1,188	1,967	631
Trade accounts and notes receivable and others	89,481	124,390
Trade accounts and notes payable and others	10	75
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			12,746
Other costs			330
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Hitachi Water Solutions Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			9,100
Acquisition of property, plant and equipment		79,986	304,365
Other costs			8,980
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	780,710	722,194	1,030,414
Other costs	1,044	1,155	2,021
Trade accounts and notes receivable and others	70,555	82,927
Trade accounts and notes payable and others	50	62
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Almaty Kazakhstan [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			3,759
Other costs			42
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Air-Conditioning (Shandong) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		444	330
Acquisition of property, plant and equipment		14,527	26,871
Other costs		88	7,264
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		47
Acquisition of property, plant and equipment		7,264	22,378
Other costs		21,576	29,215
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech (Tianjin) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment		32,335	92,900
Other costs		15,423	23,880
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics S.A. Pty Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			7,244
Other costs			20
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	145,032	114,520	187,844
Other costs	52	85	210
Trade accounts and notes receivable and others	20,969	11,195
Trade accounts and notes payable and others	15	17
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	69,853	97,359	25,491
Other costs	375	241	16
Trade accounts and notes receivable and others	13,359	9,432
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Alabama Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		12,869
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	33	14
Other costs	5,635	6,236
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	157,820	11,200
Other costs	164	176
Trade accounts and notes receivable and others	48,677	7,696
Trade accounts and notes payable and others		16
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	5,030	12,564	5,195
Purchase of raw material and others	229		28
Acquisition of property, plant and equipment		33	15
Other costs	7,632	6,996	₩ 11,480
Trade accounts and notes receivable and others	804	2,452
Trade accounts and notes payable and others	₩ 2,062	₩ 3,548